UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Service Revenue	$ 0	$ 20,000
Total Revenues	0	20,000	$ 20,000	$ 0
Service Revenue			20,000	0
COSTS AND EXPENSES:
General and Administrative	1,272,745	693,573	1,948,423	4,076,439
Professional fees and Consulting expense	164,077	156,449	2,872,339	1,968,878
Research and Development	646,752	1,576,100	3,754,913	2,307,033
Total Costs and Expenses	2,083,574	2,426,122	8,575,675	8,352,350
LOSS FROM OPERATIONS	(2,083,574)	(2,406,122)	(8,555,675)	(8,352,350)
OTHER INCOME (EXPENSE):
Interest expense	(24,461)	(24,427)	(97,630)	(106,900)
Interest expense, Related Parties	(110,943)	(112,429)	(452,424)	(2,676,308)
Total Other Income (Expense)	(135,404)	(136,856)	(550,054)	(3,157,816)
Amortization of Debt Discount			0	(374,608)
NET LOSS	$ (2,218,978)	$ (2,542,978)	$ (9,105,729)	$ (11,510,166)
BASIC AND DILUTED LOSS PER SHARE	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)
WEIGHTED AVERAGE BASIC AND DILUTED SHARES OUTSTANDING	416,039,484	401,570,764	406,181,771	276,396,362